UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment [ ];                   Amendment Number:
                                                                 --
   This Amendment (Check only one):
        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bronson Point Management LLC
Address: 1960 Bronson Road
         Fairfield, CT 06824

Form 13F File Number: 28-

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Strober
Title:  Chief Operating Officer
Phone:  (203) 292-2850

Signature, Place, and Date of Signing:

/s/ Andrew Strober          Fairfield, Connecticut       February 9, 2011
-----------------------     ----------------------       ----------------
[Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

                                Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $148,814 (thousands)


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                                  FORM 13F INFORMATION TABLE
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Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

ABOVENET INC                  COM              00374N107    4,911   84,000    SH         SOLE                   84,000
ARBITRON INC                  COM              03875Q108    3,114   75,000    SH         SOLE                   75,000
ARVINMERITOR INC              COM              043353101    2,873  140,000    SH         SOLE                  140,000
AMERICAN SCIENCE & ENGR INC   COM              029429107    4,262   50,000    SH         SOLE                   50,000
BJS WHOLESALE CLUB INC        COM              05548J106    2,635   55,000    SH         SOLE                   55,000
BOYD GAMING CORP              COM              103304101    3,710  350,000    SH         SOLE                  350,000
CITIGROUP INC                 COM              172967101    3,477  735,000    SH         SOLE                  735,000
COOPER INDUSTRIES PLC         SHS              G24140108      583   10,000    SH         SOLE                   10,000
COMCAST CORP NEW              CL A             20030N101    2,071   94,250    SH         SOLE                   94,250
CRANE CO                      COM              224399105    2,542   61,900    SH         SOLE                   61,900
CVS CAREMARK CORPORATION      COM              126650100    2,434   70,000    SH         SOLE                   70,000
DANA HLDG CORP                COM              235825205    2,711  157,500    SH         SOLE                  157,500
DIGITALGLOBE INC COM          COM NEW          25389M877    5,494  173,250    SH         SOLE                  173,250
DANAHER CORP DEL              COM              235851102    1,415   30,000    SH         SOLE                   30,000
DISNEY WALT CO                COM DISNEY       254687106    6,377  170,000    SH         SOLE                  170,000
DOVER CORP                    COM              260003108    5,559   95,100    SH         SOLE                   95,100
DIRECTV                       COM CL A         25490A101      799   20,000    SH         SOLE                   20,000
FORD MTR CO DEL               COM PAR $0.01    345370860    1,324   78,850    SH         SOLE                   78,850
GENERAL ELECTRIC CO           COM              369604103    1,920  105,000    SH         SOLE                  105,000
GEOEYE INC                    COM              37250W108    1,908   45,000    SH         SOLE                   45,000
GAYLORD ENTMT CO NEW          COM              367905106    2,336   65,000    SH         SOLE                   65,000
GREEN MTN COFFEE ROASTERS IN  COM              393122106      657   20,000    SH         SOLE                   20,000
GAMESTOP CORP NEW             CL A             36467W109      686   30,000    SH         SOLE                   30,000
HARLEY DAVIDSON INC           COM              412822108    5,374  155,000    SH         SOLE                  155,000
HUGHES COMMUNICATIONS INC     COM              444398101    1,630   40,300    SH         SOLE                   40,300
INTERVAL LEISURE GROUP INC    COM              46113M108    4,237  262,500    SH         SOLE                  262,500
IMAX CORP                     COM              45245E109    1,754   62,500    SH         SOLE                   62,500
INTL PAPER CO                 COM              460146103    2,315   85,000    SH         SOLE                   85,000
IRIDIUM COMMUNICATIONS INC    COM              46269C102      619   75,000    SH         SOLE                   75,000
JONES GROUP INC               COM              48020T101      816   52,500    SH         SOLE                   52,500
JPMORGAN CHASE & CO           COM              46625H100    5,090  120,000    SH         SOLE                  120,000
KNOLOGY INC                   COM              499183804    3,783  242,010    SH         SOLE                  242,010
LOWES COS INC                 COM              548661107    3,950  157,500    SH         SOLE                  157,500
LAS VEGAS SANDS CORP          COM              517834107      345    7,500    SH         SOLE                    7,500
MACYS INC                     COM              55616P104    4,184  165,375    SH         SOLE                  165,375
MONSANTO CO NEW               COM              61166W101    2,159   31,000    SH         SOLE                   31,000
NII HLDGS INC                 CL B NEW         62913F201    3,400   76,125    SH         SOLE                   76,125
OWENS CORNING NEW             COM              690742101      935   30,000    SH         SOLE                   30,000
OMNICARE INC                  COM              681904108    6,348  250,000    SH         SOLE                  250,000
OFFICEMAX INC DEL             COM              67622P101    1,770  100,000    SH         SOLE                  100,000
OCCIDENTAL PETE CORP DEL      COM              674599105    2,943   30,000    SH         SOLE                   30,000
POTASH CORP SASK INC          COM              73755L107    3,097   20,000    SH         SOLE                   20,000
ROYAL CARIBBEAN CRUISES LTD   COM              V7780T103    3,825   81,375    SH         SOLE                   81,375
REALD INC                     COM              75604L105      648   25,000    SH         SOLE                   25,000
ROSS STORES INC               COM              778296103    2,214   35,000    SH         SOLE                   35,000
TEREX CORP NEW                COM              880779103    3,880  125,000    SH         SOLE                  125,000
TRIUMPH GROUP INC NEW         COM              896818101    1,690   18,900    SH         SOLE                   18,900

UNITEK GLOBAL SVCS INC        COM NEW          91324T302    1,237  126,000    SH         SOLE                  126,000
UNITED PARCEL SERVICE INC     CL B             911312106    5,081   70,000    SH         SOLE                   70,000
UNITED RENTALS INC            COM              911363109    1,558   68,500    SH         SOLE                   68,500
VIASAT INC                    COM              92552V100    2,443   55,000    SH         SOLE                   55,000
WESTERN UN CO                 COM              959802109    1,393   75,000    SH         SOLE                   75,000
XEROX CORP                    COM              984121103    5,141  446,250    SH         SOLE                  446,250
YAHOO INC                     COM              984332106    1,164   70,000    SH         SOLE                   70,000

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